Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000061462 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[1]
C000061462 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000061462 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000061462 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000061462 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000061463 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[2]
C000061463 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000061463 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000061463 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000061463 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%

[1]	Amount represents less than .1%.
[2]	Amount represents less than .1%.